Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Net Sales	$ 7,650	$ 41,027	$ 346,144	$ 1,926,405
Cost of Goods Sold	60,221	27,011	298,996	1,687,857
Gross Profit	(52,571)	14,016	47,148	238,548
Operating Expenses
General and administrative	134,284	33,906	201,929	238,841
Sales and marketing	162,651	2,826	148,008	50,159
Professional fees	647,114	109,465	679,654	515,279
Loss (gain) on foreign exchange	5,206	(7,726)	3,796	(27,881)
Total operating expenses	949,255	138,471	1,033,387	776,398
Loss from operations	(1,001,826)	(124,455)	(986,239)	(537,851)
Other Income (Expense)
Interest expense	(230,900)	(27,811)	(386,249)	(71,961)
Gain (loss) on settlement of debt	9,207		184,868	250,778
Total other (expense)	(221,693)	(27,811)	(201,381)	178,817
Net Loss	$ (1,223,519)	(152,266)	(1,187,620)	(359,034)
Other Comprehensive Loss
Foreign currency translation adjustment				(4,967)
Comprehensive Loss		$ (152,266)	$ (1,187,620)	$ (364,001)
Loss per Share (basic and diluted)	$ (0.01)	$ 0.00	$ (0.02)	$ (0.01)
Weighted Average Number of Shares (basic and diluted)	103,101,944	43,129,884	54,690,611	36,824,519